Janus Henderson Venture Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.9%
Auto Components – 1.1%
Quantumscape Corp*,#	491,124	$14,370,288
Visteon Corp*	282,392	34,152,489
		48,522,777
Automobiles – 0.6%
Thor Industries Inc	235,124	26,569,012
Banks – 0.4%
Bancorp Inc/The*	677,842	15,597,144
Biotechnology – 9.1%
Acceleron Pharma Inc*	165,130	20,722,164
Akero Therapeutics Inc*	440,857	10,937,662
Ascendis Pharma A/S (ADR)*	131,974	17,361,180
Bridgebio Pharma Inc*	523,790	31,930,238
Centessa Pharmacuticals PLC (ADR)*	78,001	1,732,402
Deciphera Pharmaceuticals Inc*	385,530	14,114,253
Eagle Pharmaceuticals Inc/DE*	428,354	18,333,551
ESSA Pharma Inc*	383,235	10,949,024
Global Blood Therapeutics Inc*	372,568	13,047,331
Halozyme Therapeutics Inc*	612,394	27,808,812
Insmed Inc*	695,085	19,782,119
Ligand Pharmaceuticals Inc*	274,853	36,057,965
Mirati Therapeutics Inc*	203,177	32,819,181
Myovant Sciences Ltd*	919,895	20,946,009
Neurocrine Biosciences Inc*	292,386	28,455,006
Olink Holding AB (ADR)*	74,367	2,559,712
Praxis Precision Medicines Inc*	442,947	8,097,071
PTC Therapeutics Inc*	482,557	20,397,684
Rhythm Pharmaceuticals Inc*	664,667	13,014,180
Rocket Pharmaceuticals Inc*	261,834	11,596,628
Seres Therapeutics Inc*	462,469	11,029,886
Travere Therapeutics Inc*	630,773	9,202,978
Vaxcyte Inc*,#	609,193	13,712,934
		394,607,970
Building Products – 1.8%
CSW Industrials Inc	370,583	43,899,262
Janus International Group Inc*,#	2,529,085	35,735,971
		79,635,233
Capital Markets – 2.6%
Assetmark Financial Holdings Inc*	756,924	18,968,515
Focus Financial Partners Inc*	394,165	19,117,003
LPL Financial Holdings Inc	569,367	76,853,158
		114,938,676
Chemicals – 3.3%
Sensient Technologies Corp	828,096	71,679,990
Valvoline Inc	2,256,414	73,243,198
		144,923,188
Commercial Services & Supplies – 1.8%
Brady Corp	747,368	41,882,503
Cimpress PLC*	153,404	16,630,528
Montrose Environmental Group Inc*	385,256	20,672,837
		79,185,868
Construction & Engineering – 0.6%
Construction Partners Inc*	756,509	23,754,383
Containers & Packaging – 1.0%
Sealed Air Corp	740,688	43,885,764
Diversified Consumer Services – 3.0%
frontdoor Inc*	680,032	33,879,194
Stride Inc*	1,051,625	33,788,711
Terminix Global Holdings Inc*	1,276,060	60,880,823
		128,548,728
Diversified Financial Services – 1.6%
Clarivate Analytics PLC*	1,899,930	52,305,073
Everarc Holdings Ltd*	1,392,863	17,271,501
		69,576,574
Diversified Telecommunication Services – 0.9%
Vonage Holdings Corp*	2,724,121	39,254,584
Electrical Equipment – 0.9%
EnerSys	410,395	40,107,903

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components – 3.3%
Napco Security Technologies Inc*	690,497	$25,113,376
National Instruments Corp	413,191	17,469,715
Novanta Inc*	180,538	24,329,301
OSI Systems Inc*	368,209	37,424,763
Rogers Corp*	140,392	28,190,714
Xometry Inc - Class A*	140,932	12,316,047
		144,843,916
Entertainment – 0.3%
Manchester United PLC	965,605	14,667,540
Equity Real Estate Investment Trusts (REITs) – 0.8%
Easterly Government Properties Inc	1,656,198	34,912,654
Food & Staples Retailing – 0.5%
Casey's General Stores Inc	119,966	23,350,182
Food Products – 1.0%
AppHarvest Inc*,#	884,583	14,153,328
Hain Celestial Group Inc*	687,738	27,592,049
		41,745,377
Health Care Equipment & Supplies – 9.0%
Axogen Inc*	1,247,518	26,958,864
CryoPort Inc*	559,447	35,301,106
Eargo Inc*,#	354,847	14,161,944
Glaukos Corp*	308,848	26,199,576
Globus Medical Inc*	699,559	54,236,809
Heska Corp*	170,667	39,207,330
ICU Medical Inc*	166,377	34,240,387
Insulet Corp*	101,093	27,751,039
Integra LifeSciences Holdings Corp*	841,095	57,396,323
STERIS PLC	195,710	40,374,973
Surmodics Inc*	288,425	15,647,056
Treace Medical Concepts Inc*	613,165	19,167,538
		390,642,945
Health Care Providers & Services – 2.0%
HealthEquity Inc*	276,304	22,236,946
ModivCare Inc*	342,647	58,273,975
Signify Health Inc - Class A*	284,196	8,648,084
		89,159,005
Health Care Technology – 0.5%
Phreesia Inc*	385,179	23,611,473
Hotels, Restaurants & Leisure – 0.7%
Monarch Casino & Resort Inc*	431,020	28,520,593
Household Durables – 1.4%
Lovesac Co*,£	753,695	60,137,324
Information Technology Services – 5.7%
Broadridge Financial Solutions Inc	404,541	65,345,508
Euronet Worldwide Inc*	418,209	56,604,588
Payfare Inc*	121,722	982,104
Paymentus Holdings Inc - Class A*,#	113,953	4,045,332
Repay Holdings Corp*	751,840	18,074,234
Shift4 Payments Inc - Class A*	136,575	12,799,809
WEX Inc*	176,717	34,265,426
WNS Holdings Ltd (ADR)*	706,701	56,444,209
		248,561,210
Insurance – 1.2%
RLI Corp	337,461	35,295,046
Trean Insurance Group Inc*	1,090,313	16,441,920
		51,736,966
Internet & Direct Marketing Retail – 0.3%
Global-E Online Ltd*	248,125	14,162,975
Life Sciences Tools & Services – 3.3%
Bio-Techne Corp	110,379	49,699,249
Codexis Inc*	797,117	18,062,671
ICON PLC*,#	163,409	33,778,274
NeoGenomics Inc*	978,730	44,209,234
		145,749,428
Machinery – 7.7%
Alamo Group Inc	161,254	24,620,261
ATS Automation Tooling Systems Inc*	1,033,645	29,673,301
Gates Industrial Corp PLC*	1,567,642	28,327,291
Hydrofarm Holdings Group Inc*	284,839	16,836,833
Hyster-Yale Materials Handling Inc	277,511	20,252,753
ITT Inc	520,126	47,638,340
Kornit Digital Ltd*	281,440	34,991,435
Nordson Corp	149,821	32,887,208

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery– (continued)
Rexnord Corp	1,304,911	$65,297,746
SPX Corp*	586,896	35,847,608
		336,372,776
Media – 0.4%
Advantage Solutions Inc*,#	1,787,334	19,285,334
Metals & Mining – 0.9%
Constellium SE*	2,038,432	38,628,286
Personal Products – 0.5%
BellRing Brands Inc*	707,179	22,162,990
Pharmaceuticals – 3.8%
Catalent Inc*	1,160,778	125,503,317
Phathom Pharmaceuticals Inc*	405,510	13,726,514
United Medicines Biopharma*,§	671,911	13,430,829
Zogenix Inc*	651,872	11,264,348
		163,925,008
Real Estate Management & Development – 2.0%
FirstService Corp	203,613	34,870,762
Redfin Corp*	836,267	53,027,690
		87,898,452
Road & Rail – 0.5%
AMERCO	40,255	23,726,297
Semiconductor & Semiconductor Equipment – 1.4%
ON Semiconductor Corp*	1,595,748	61,085,233
Software – 20.7%
Alkami Technology Inc*	175,217	6,249,990
Altair Engineering Inc*	594,340	40,991,630
Blackbaud Inc*	675,263	51,704,888
ChannelAdvisor Corp*,£	1,800,218	44,123,343
Clear Secure Inc - Class A*	547,251	21,890,040
Descartes Systems Group Inc*	958,673	66,311,954
Envestnet Inc*	493,539	37,439,869
Everbridge Inc*	167,751	22,827,556
Guidewire Software Inc*	191,850	21,625,332
Intelligent Systems Corp*,£	481,818	15,157,994
j2 Global Inc*	666,154	91,629,483
LivePerson Inc*	861,476	54,479,742
Medallia Inc*	985,565	33,262,819
Nice Ltd (ADR)*	446,029	110,374,336
Paylocity Holding Corp*	317,242	60,529,774
SailPoint Technologies Holding Inc*	1,019,194	52,050,238
SS&C Technologies Holdings Inc	1,018,420	73,387,345
Trade Desk Inc*	602,330	46,596,249
Tyler Technologies Inc*	88,179	39,889,534
Viant Technology Inc - Class A*,#	485,127	14,447,082
		904,969,198
Specialty Retail – 0.8%
Williams-Sonoma Inc	209,481	33,443,642
Thrifts & Mortgage Finance – 0.5%
LendingTree Inc*	95,994	20,339,209
Total Common Stocks (cost $2,243,309,734)		4,272,745,817
Private Investment in Public Equity (PIPES)– 0.5%
Diversified Financial Services – 0.5%
Everarc Holdings Ltd*,§	1,164,806	14,443,594
Sandbridge Acquisition Corp*,§	937,261	9,353,865
Total Private Investment in Public Equity (PIPES) (cost $21,020,670)		23,797,459
Preferred Stocks– 0.4%
Health Care Equipment & Supplies – 0.2%
Sight Sciences Inc PP*,¢,§	323,685	7,081,548
Professional Services – 0.2%
Apartment List Inc PP*,¢,§	2,431,401	8,881,908
Total Preferred Stocks (cost $15,963,456)		15,963,456
Warrants– 0%
Diversified Financial Services – 0%
Everarc Holdings Ltd, expires 12/1/22*((cost $13,929)	1,392,883	313,399
Investment Companies– 2.4%
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $105,508,018)	105,499,324	105,509,874
Investments Purchased with Cash Collateral from Securities Lending– 1.1%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	37,065,435	37,065,435

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.2%
Royal Bank of Canada, 0.0500%, 7/1/21	$9,266,359	$9,266,359
Total Investments Purchased with Cash Collateral from Securities Lending (cost $46,331,794)		46,331,794
Total Investments (total cost $2,432,147,601) – 102.3%		4,464,661,799
Liabilities, net of Cash, Receivables and Other Assets – (2.3)%		(101,735,223)
Net Assets – 100%		$4,362,926,576

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,966,878,213	88.8%
Israel	159,528,746	3.6
Canada	142,787,145	3.2
India	56,444,209	1.3
Netherlands	38,628,286	0.9
Ireland	33,778,274	0.7
Virgin Islands (British)	32,028,494	0.7
Denmark	17,361,180	0.4
United Kingdom	14,667,540	0.3
Sweden	2,559,712	0.1

Total	$4,464,661,799	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/21
Common Stocks - 1.4%
Diversified Financial Services - N/A
Novus Capital Corp*	$-	$1,691,974	$-	$-
Household Durables - N/A
Lovesac Co*,š	-	-	39,252,436	N/A
Industrial Conglomerates - N/A
Juniper Industrial Holdings Inc - Class A*	-	-	-	-
Software - 1.4%
ChannelAdvisor Corp*	-	-	18,074,189	44,123,343
Intelligent Systems Corp*	-	-	(3,755,019)	15,157,994
Intelligent Systems Corp PP*	-	-	282,361	-
Total Software	$-	$-	$14,601,531	$59,281,337
Total Common Stocks	$-	$1,691,974	$53,853,967	$59,281,337
Preferred Stocks - N/A
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp*	-	-	(13,744,249)	-
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	86,394	(1,920)	114	105,509,874
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,743,886∆	-	-	37,065,435
Total Affiliated Investments - 4.7%	$1,830,280	$1,690,054	$40,109,832	$201,856,646

(1) For securities that were affiliated for a portion of the period ended June 30, 2021, this column reflects amounts for the entire period ended June 30, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Common Stocks - 1.4%
Diversified Financial Services - N/A
Novus Capital Corp*	-	13,119,984	(14,811,958)Ð	-
Household Durables - N/A
Lovesac Co*,š	20,884,888	-	-	60,137,324
Industrial Conglomerates - N/A
Juniper Industrial Holdings Inc - Class A*	-	30,961,368	(30,961,368)Ð	-
Software - 1.4%
ChannelAdvisor Corp*	26,049,154	-	-	44,123,343
Intelligent Systems Corp*	12,168,737	6,744,276Ð	-	15,157,994
Intelligent Systems Corp PP*	3,521,759	-	(3,804,120) Ð	-
Preferred Stocks - N/A
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp*	34,106,099	-	(20,361,850)	-
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	58,462,874	504,686,231	(457,637,425)	105,509,874
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	72,588,179	378,609,494	(414,132,238)	37,065,435

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	8/5/21	4,200	$(5,931)	$(121)
Canadian Dollar	8/5/21	1,348,000	(1,116,428)	(28,806)
Euro	8/5/21	831,700	(1,018,516)	(31,712)

				(60,639)
Citibank, National Association:
British Pound	8/5/21	30,000	(42,389)	(893)
Canadian Dollar	8/5/21	3,800,000	(3,119,408)	(53,413)
Canadian Dollar	8/5/21	(19,806,000)	16,425,320	445,033
Euro	8/5/21	(544,000)	666,700	21,249

				411,976
Credit Suisse International:
British Pound	8/5/21	285,000	(403,122)	(8,906)
Canadian Dollar	8/5/21	(31,931,000)	26,476,473	713,241
Euro	8/5/21	(295,000)	361,601	11,586

				715,921
HSBC Securities (USA), Inc.:
British Pound	8/5/21	(11,070,600)	15,640,544	327,544
Canadian Dollar	8/5/21	(15,005,500)	12,425,577	318,528
Euro	8/5/21	(2,298,500)	2,816,237	89,087

				735,159
JPMorgan Chase Bank, National Association:

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
British Pound	8/5/21	952,000	$(1,346,027)	(29,209)
Canadian Dollar	8/5/21	1,055,000	(874,447)	(23,230)
Canadian Dollar	8/5/21	(55,110,000)	45,552,344	1,087,350
Euro	8/5/21	1,718,800	(2,105,977)	(66,636)

				968,275
State Street:
British Pound	8/5/21	(332,000)	469,622	10,395
Canadian Dollar	8/5/21	(6,535,000)	5,423,660	150,955
Euro	8/5/21	587,000	(719,371)	(22,900)

				138,450
Total				$2,909,142

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 316,045,701
Forward foreign currency exchange contracts, sold	1,758,096,486

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2021 is $15,963,456, which represents 0.4% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2021.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of June 30, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc PP	11/2/20	$8,881,908	$8,881,908	0.2%
Everarc Holdings Ltd	6/16/21	11,648,060	14,443,594	0.3
Sandbridge Acquisition Corp	2/17/21	9,372,610	9,353,865	0.2
Sight Sciences Inc PP	11/23/20	7,081,548	7,081,548	0.2
United Medicines Biopharma	1/29/21	7,391,026	13,430,829	0.3
Total		$44,375,152	$53,191,744	1.2%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Diversified Financial Services	$52,305,073	$17,271,501	$-
Pharmaceuticals	150,494,179	13,430,829	-
All Other	4,039,244,235	-	-
Private Investment in Public Equity (PIPES)	-	23,797,459	-
Preferred Stocks	-	-	15,963,456
Warrants	313,399	-	-
Investment Companies	-	105,509,874	-
Investments Purchased with Cash Collateral from Securities Lending	-	46,331,794	-
Total Investments in Securities	$4,242,356,886	$206,341,457	$15,963,456
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,174,968	-
Total Assets	$4,242,356,886	$209,516,425	$15,963,456
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$265,826	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70253 08-21